Note 11 - Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31,
		2013		2014
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	—	—	384,589

Total derivatives designated as hedging instruments		—	—	—	384,589
		December 31,
		2013		2014
Derivatives not designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current liabilities — Fair value of derivatives	—	277,212	—	—
Forward Currency Contract	Current liabilities — Fair value of derivatives	—	—	—	583,368
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	2,955,755	—	1,488,706

Total derivatives not designated as hedging instruments		—	3,232,967	—	2,072,074

Derivative Instruments, Gain (Loss) [Table Text Block]
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2012	2013	2014
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	54,340	67,849	(49,471)
Interest Rate Swap — Change in Fair Value	Loss on derivatives	3,452,556	2,716,274	1,652,692
Interest Rate Swap — Realized loss	Loss on derivatives	(4,593,154)	(2,811,593)	(1,857,362)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	—	—	(583,368)
Foreign Currency Contract — Realized loss	Loss on derivatives	—	—	(510,875)

Total loss on derivatives		(1,086,258)	(27,470)	(1,348,384)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized Gain / (Loss) on cash flow hedges
Accumulated other comprehensive income – Balance, January 1, 2013	18,378
Reclassification adjustment	(67,849)
Accumulated other comprehensive loss – Balance, December 31, 2013	(49,471)
Effective portion of changes in fair value of interest swap contracts	(293,020)
Reclassification adjustment	49,471

Accumulated other comprehensive loss– Balance, December 31, 2014	(293,020)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Interest Rate Swap Agreements	(3,232,967)	—	(3,232,967)	—

Total	(3,232,967)	—	(3,232,967)	—
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities:
Foreign Currency Contract	(583,368)	—	(583,368)	—
Interest Rate Swap Agreements	(1,873,295)	—	(1,873,295)	—

Total	(2,456,663)	—	(2,456,663)	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment loss

Long-lived assets held and used	1,977,051	—	1,977,051	—	(6,168,747)

Total	1,977,051	—	1,977,051	—	(6,168,747)